SCHEDULE OF RECONCILIATION STRAIGHT LOANS AND SIMILAR INSTRUMENTS (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Loan principal amount	$ 697	$ 697
Convertible Bridge Loan [Member]
Short-term Debt [Line Items]
Loan principal amount	$ 992	$ 992